UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

AMG FUNDS I

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: September 30th

Date of reporting period: JUNE 30, 2018 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Brandywine Advisors Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2018

Shares		Cost	Value
Common Stocks - 91.6%
Consumer Discretionary
	Apparel, Accessories & Luxury Goods - 1.8%
16,262	PVH Corp.	$2,620,487	$2,434,746
	Automotive Retail - 2.1%
40,500	CarMax, Inc.*	2,721,394	2,951,235
	Footwear - 4.5%
27,500	Deckers Outdoor Corp.*	2,676,979	3,104,475
89,700	Wolverine World Wide, Inc.	2,511,526	3,118,869
	Home Furnishings - 2.1%
64,400	Leggett & Platt, Inc.	2,859,726	2,874,816
	Home Improvement Retail - 2.0%
56,000	Floor & Decor Holdings, Inc., Class A*	2,696,938	2,762,480
	Homebuilding - 1.1%
36,910	D.R. Horton, Inc.	1,630,928	1,513,310
	Leisure Facilities - 4.4%
41,585	Six Flags Entertainment Corp.[1]	2,719,413	2,913,029
11,880	Vail Resorts, Inc.	2,595,482	3,257,377
	Movies & Entertainment - 2.4%
	Liberty Media Corp.-Liberty Formula
88,075	One, Class C*	3,105,556	3,270,225
	Restaurants - 2.5%
8,048	Chipotle Mexican Grill, Inc.*	2,699,808	3,471,666
	Specialized Consumer Services - 2.3%
31,000	Weight Watchers International, Inc.	2,924,124	3,134,100

Total Consumer Discretionary		31,762,361	34,806,328
	This sector is 9.6% above your Fund’s cost.
Consumer Staples
	Food Distributors - 2.0%
76,901	Performance Food Group Co.*	2,710,483	2,822,267
	This sector is 4.1% above your Fund’s cost.
Energy
	Oil & Gas Refining & Marketing - 2.1%
56,448	Delek US Holdings, Inc.	2,640,565	2,831,996
	This sector is 7.2% above your Fund’s cost.
Financials
	Consumer Finance - 1.9%
36,600	Green Dot Corp., Class A*	1,763,754	2,686,074
	This sector is 52.3% above your Fund’s cost.
Health Care
	Biotechnology - 1.9%
44,410	Exact Sciences Corp.*,1	2,655,145	2,655,274

Shares		Cost	Value
	Health Care Services - 2.2%
35,563	Amedisys, Inc.*	$2,556,496	$3,039,214
	Life Sciences Tools & Services - 7.8%
17,566	Bio-Techne Corp.	2,042,773	2,598,890
39,400	PRA Health Sciences, Inc.*,1	2,597,647	3,678,384
75,755	QIAGEN, N.V. (Netherlands)*	2,729,804	2,739,301
8,531	Thermo Fisher Scientific, Inc.	1,134,218	1,767,111
	Pharmaceuticals - 2.7%
43,800	Zoetis, Inc.	2,351,483	3,731,322

Total Health Care		16,067,566	20,209,496
	This sector is 25.8% above your Fund’s cost.
Industrials
	Air Freight & Logistics - 2.3%
31,500	XPO Logistics, Inc.*	3,183,516	3,155,670
	Construction & Engineering - 4.4%
47,770	Jacobs Engineering Group, Inc.	2,946,967	3,032,917
59,670	MasTec, Inc.*	2,369,264	3,028,253
	Trading Companies & Distributors - 1.7%
16,580	United Rentals, Inc.*	2,055,236	2,447,539
	Trucking - 2.0%
	Knight-Swift Transportation
71,520	Holdings, Inc.	3,247,612	2,732,779

Total Industrials		13,802,595	14,397,158
	This sector is 4.3% above your Fund’s cost.
Information Technology
	Application Software - 4.8%
137,752	Avaya Holdings Corp.*	2,952,907	2,766,060
29,040	Blackbaud, Inc.	2,638,751	2,975,148
28,650	Ceridian HCM Holding, Inc.*	829,723	950,894
	Communications Equipment - 5.4%
175,400	Ciena Corp.*	4,363,701	4,649,854
49,800	Lumentum Holdings, Inc.*,1	2,942,844	2,883,420
	Data Processing & Outsourced Services -6.6%
57,976	Black Knight, Inc.*	1,508,143	3,104,615
28,555	Global Payments, Inc.	2,106,166	3,183,597
34,124	Worldpay, Inc., Class A*	1,573,442	2,790,660
	Home Entertainment Software - 2.6%
30,200	Take-Two Interactive Software, Inc.*	3,048,930	3,574,472
	Internet Software & Services - 4.1%
26,558	GrubHub, Inc.*	2,771,536	2,786,200
16,019	Spotify Technology SA (Sweden)*	2,515,120	2,695,036
2,500	The Trade Desk, Inc., Class A*,1	205,306	234,500

1

AMG Managers Brandywine Advisors Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Information Technology (continued)
	IT Consulting & Other Services - 2.0%
61,685	Booz Allen Hamilton Holding Corp.	$2,715,808	$2,697,485
	Semiconductors - 6.5%
212,655	Advanced Micro Devices, Inc.*,1	2,733,300	3,187,699
13,185	Broadcom, Inc.	1,155,180	3,199,208
11,193	NVIDIA Corp.	1,249,605	2,651,622
	Systems Software - 1.6%
12,413	ServiceNow, Inc.*	1,259,357	2,140,870

Total Information Technology		36,569,819	46,471,340
	This sector is 27.1% above your Fund’s cost.
Materials
	Specialty Chemicals - 1.8%
26,720	Albemarle Corp.[1]	2,802,134	2,520,498
	This sector is 10.1% below your Fund’s cost.
Total Common Stocks		108,119,277	126,745,157

Principal Amount
Short-Term Investments - 11.1%
Commercial Paper - 6.4%
$8,949,000	Autonation, Inc., 2.50%, 07/02/18[2]	8,948,379	8,948,379
Joint Repurchase Agreements - 4.6%[3]
1,515,205	Cantor Fitzgerald Securities, Inc., dated 06/29/18, due 07/02/18, 2.080% total to be received $1,515,468 (collateralized by various U.S. Government Agency Obligations, 1.691% - 8.500%, 07/25/18 - 06/15/53, totaling $1,545,509)	1,515,205	1,515,205
1,515,205	Jefferies LLC, dated 06/29/18, due 07/02/18, 2.000% total to be received $1,515,458 (collateralized by various U.S. Government Agency Obligations, 0.000% - 2.375%, 07/05/18 - 09/09/49, totaling $1,545,509)	1,515,205	1,515,205

Principal Amount		Cost	Value
$1,515,205	MUFG Securities America, Inc., dated 06/29/18, due 07/02/18, 2.120% total to be received $1,515,473 (collateralized by various U.S. Government Agency Obligations, 2.430% - 6.000%, 02/01/21 - 10/15/58, totaling $1,545,509)	$1,515,205	$1,515,205
1,515,205	NBC Global Finance, Ltd., dated 06/29/18, due 07/02/18, 1.950% total to be received $1,515,451 (collateralized by various U.S. Government Agency Obligations, 0.000% - 3.625%, 01/31/20 - 09/09/49, totaling $1,545,514)	1,515,205	1,515,205
318,559	Nomura Securities International, Inc., dated 06/29/18, due 07/02/18, 2.120% total to be received $318,615 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 07/15/18 - 05/20/68, totaling $324,930)	318,559	318,559

	Total Joint Repurchase Agreements	6,379,379	6,379,379

Shares
Other Investment Companies - 0.1%
102,858	Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.81%[4]	102,858	102,858

Total Short-Term Investments		15,430,616	15,430,616
Total Investments - 102.7%		$123,549,893	142,175,773
Other Assets, less Liabilities - (2.7%)			(3,804,101)
Total Net Assets - 100.0%			$138,371,672

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $6,235,460 or 4.5% of net assets, were out on loan to various brokers.
[2]	Represents yield to maturity at June 30, 2018.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

2

AMG Managers Brandywine Advisors Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$126,745,157	—	—	$126,745,157
Short-Term Investments
Commercial Paper	—	$8,948,379	—	8,948,379
Joint Repurchase Agreements	—	6,379,379	—	6,379,379
Other Investment Companies	102,858	—	—	102,858

Total Investments in Securities	$126,848,015	$15,327,758	—	$142,175,773

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of June 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

3

Notes to Schedule of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

4

AMG Managers Brandywine Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2018

Shares		Cost	Value
Common Stocks - 97.7%
Consumer Discretionary
	Apparel Retail - 2.3%
287,901	Boot Barn Holdings, Inc.*	$6,574,307	$5,973,946
136,188	The TJX Cos., Inc.	11,933,268	12,962,374
	Apparel, Accessories & Luxury Goods - 1.4%
74,545	PVH Corp.	11,377,248	11,160,877
	Automotive Retail - 1.1%
123,801	CarMax, Inc.*	8,326,277	9,021,379
	Footwear - 3.1%
105,275	Deckers Outdoor Corp.*	7,329,901	11,884,495
370,564	Wolverine World Wide, Inc.	10,364,579	12,884,510
	Home Furnishings - 1.5%
278,414	Leggett & Platt, Inc.	12,341,048	12,428,401
	Homebuilding - 1.4%
29,431	Cavco Industries, Inc.*	5,114,547	6,111,347
119,105	D.R. Horton, Inc.	5,318,813	4,883,305
	Internet & Direct Marketing Retail - 8.4%
22,755	Amazon.com, Inc.*	14,549,120	38,678,949
6,396	Booking Holdings, Inc.*	12,131,988	12,965,268
42,587	Netflix, Inc.*	4,776,967	16,669,829
	Leisure Facilities - 3.5%
187,383	Six Flags Entertainment Corp.[1]	12,363,433	13,126,179
54,527	Vail Resorts, Inc.	12,051,311	14,950,758
	Movies & Entertainment - 1.6%
	Liberty Media Corp.-Liberty Formula
355,760	One, Class C*	12,659,711	13,209,369
	Restaurants - 1.9%
36,381	Chipotle Mexican Grill, Inc.*	12,178,708	15,693,672

Total Consumer Discretionary		159,391,226	212,604,658
	This sector is 33.4% above your Fund’s cost.
Consumer Staples
	Hypermarkets & Super Centers - 0.2%
89,996	BJ’s Wholesale Club Holdings, Inc.*	1,850,053	2,128,405
	Packaged Foods & Meats - 1.7%
400,115	B&G Foods, Inc.[1]	12,286,581	11,963,439
17,060	Calavo Growers, Inc.[1]	855,811	1,640,319

Total Consumer Staples		14,992,445	15,732,163
	This sector is 4.9% above your Fund’s cost.
Energy
	Oil & Gas Refining & Marketing - 1.6%
260,822	Delek US Holdings, Inc.	12,211,651	13,085,440
	This sector is 7.2% above your Fund’s cost.

Shares		Cost	Value
Financials
	Financial Exchanges & Data - 1.9%
93,140	CME Group, Inc.	$8,750,461	$15,267,509
	Regional Banks - 0.5%
104,664	Pacific Premier Bancorp, Inc.*	4,457,770	3,992,931

Total Financials		13,208,231	19,260,440
	This sector is 45.8% above your Fund’s cost.
Health Care
	Biotechnology - 2.0%
182,182	Exact Sciences Corp.*	11,365,170	10,892,662
15,910	Regeneron Pharmaceuticals, Inc.*	5,527,094	5,488,791
	Health Care Equipment - 1.6%
205,465	Abbott Laboratories	12,225,583	12,531,310
	Health Care Technology - 0.6%
203,980	HMS Holdings Corp.*	3,565,939	4,410,048
	Life Sciences Tools & Services - 4.9%
105,319	Bio-Techne Corp.	12,129,213	15,581,946
342,340	QIAGEN, N.V. (Netherlands)*	12,404,999	12,379,014
57,255	Thermo Fisher Scientific, Inc.	8,809,594	11,859,801
	Managed Health Care - 1.7%
58,701	Anthem, Inc.	13,983,506	13,972,599
	Pharmaceuticals - 2.4%
70,643	Intersect ENT, Inc.*	2,793,951	2,645,581
199,975	Zoetis, Inc.	10,716,542	17,035,870

Total Health Care		93,521,591	106,797,622
	This sector is 14.2% above your Fund’s cost.
Industrials
	Air Freight & Logistics - 2.0%
160,748	XPO Logistics, Inc.*	16,165,973	16,103,735
	Construction & Engineering - 2.5%
115,795	Jacobs Engineering Group, Inc.	7,205,921	7,351,825
251,895	MasTec, Inc.*	10,115,328	12,783,671
	Diversified Support Services - 0.7%
117,463	Mobile Mini, Inc.	5,488,187	5,509,015
	Industrial Machinery - 1.3%
173,704	Chart Industries, Inc.*	11,313,277	10,714,063
	Trading Companies & Distributors - 2.3%
184,361	Rush Enterprises, Inc., Class A*	7,529,393	7,997,580
71,523	United Rentals, Inc.*	8,865,986	10,558,225

1

AMG Managers Brandywine Fund
Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Industrials (continued)
	Trucking - 1.2%
	Knight-Swift Transportation
263,550	Holdings, Inc.	$12,011,604	$10,070,245

Total Industrials		78,695,669	81,088,359
	This sector is 3.0% above your Fund’s cost.
Information Technology
	Application Software - 5.1%
568,184	Avaya Holdings Corp.*	12,181,223	11,409,135
82,920	Blackbaud, Inc.	7,543,736	8,495,154
63,522	Ceridian HCM Holding, Inc.*	1,813,269	2,108,295
142,880	Salesforce.com, Inc.*	10,821,894	19,488,832
	Communications Equipment - 3.3%
539,892	Ciena Corp.*	13,791,216	14,312,537
208,873	Lumentum Holdings, Inc.*,1	12,432,892	12,093,747
	Data Processing & Outsourced Services - 6.3%
176,960	Black Knight, Inc.*	4,502,085	9,476,208
139,960	Global Payments, Inc.	10,039,962	15,604,140
52,642	Mastercard, Inc., Class A	9,086,098	10,345,206
119,890	Visa, Inc., Class A	8,635,440	15,879,431
	Home Entertainment Software - 6.8%
207,755	Activision Blizzard, Inc.	11,084,770	15,855,861
178,581	Electronic Arts, Inc.*	20,608,925	25,183,493
122,750	Take-Two Interactive Software, Inc.*	12,895,585	14,528,690
	Internet Software & Services - 7.9%
17,429	Alphabet, Inc., Class A*	11,980,700	19,680,652
78,453	GrubHub, Inc.*	8,209,423	8,230,504
1,888,010	Limelight Networks, Inc.*	8,335,266	8,439,405
75,507	Spotify Technology SA (Sweden)*	11,833,403	12,703,298
160,662	The Trade Desk, Inc., Class A*,1	7,554,141	15,070,096
	IT Consulting & Other Services - 1.5%
284,161	Booz Allen Hamilton Holding Corp.	12,560,155	12,426,360
	Semiconductors - 6.8%
949,238	Advanced Micro Devices, Inc.*	12,200,465	14,229,078
69,190	Broadcom, Inc.	5,733,996	16,788,261
152,568	Micron Technology, Inc.*	4,958,750	8,000,666
67,631	NVIDIA Corp.	5,953,664	16,021,784
	Systems Software - 3.4%
188,639	Microsoft Corp.	12,767,563	18,601,691
52,206	ServiceNow, Inc.*	4,163,474	9,003,969

Total Information Technology		241,688,095	333,976,493
	This sector is 38.2% above your Fund’s cost.

Shares		Cost	Value
Materials
	Specialty Chemicals - 1.3%
114,164	Albemarle Corp.	$11,811,429	$10,769,090
	This sector is 8.8% below your Fund’s cost.
Total Common Stocks		625,520,337	793,314,265

Principal Amount
Short-Term Investments - 6.8%
Commercial Paper - 0.6%
$4,807,000	Autonation, Inc., 2.50%, 07/02/18[2]	4,806,666	4,806,666
Joint Repurchase Agreements - 4.2%[3]
8,048,891	Cantor Fitzgerald Securities, Inc., dated 06/29/18, due 07/02/18, 2.080% total to be received $8,050,286 (collateralized by various U.S. Government Agency Obligations, 1.691% - 8.500%, 07/25/18 - 06/15/53, totaling $8,209,869)	8,048,891	8,048,891
8,048,891	Jefferies LLC, dated 06/29/18, due 07/02/18, 2.000% total to be received $8,050,232 (collateralized by various U.S. Government Agency Obligations, 0.000% - 2.375%, 07/05/18 - 09/09/49, totaling $8,209,869)	8,048,891	8,048,891
1,692,638	MUFG Securities America, Inc., dated 06/29/18, due 07/02/18, 2.120% total to be received $1,692,937 (collateralized by various U.S. Government Agency Obligations, 2.430% - 6.000%, 02/01/21 - 10/15/58, totaling $1,726,491)	1,692,638	1,692,638
8,048,891	NBC Global Finance Ltd., dated 06/29/18, due 07/02/18, 1.950% total to be received $8,050,199 (collateralized by various U.S. Government Agency Obligations, 0.000% - 3.625%, 01/31/20 - 09/09/49, totaling $8,209,892)	8,048,891	8,048,891
8,048,891	State of Wisconsin Investment Board, dated 06/29/18, due 07/02/18, 2.300% total to be received $8,050,434 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 07/15/19 - 02/15/48, totaling $8,209,929)	8,048,891	8,048,891

	Total Joint Repurchase Agreements	33,888,202	33,888,202
Shares
Other Investment Companies - 2.0%
16,390,489	Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.81%[4]	16,390,489	16,390,489

Total Short-Term Investments		55,085,357	55,085,357
Total Investments - 104.5%		$680,605,694	848,399,622
Other Assets, less Liabilities - (4.5%)			(36,854,178)
Total Net Assets - 100.0%			$811,545,444

2

AMG Managers Brandywine Fund
Schedule of Portfolio Investments (continued)

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $32,735,821 or 4.0% of net assets, were out on loan to various brokers.
[2]	Represents yield to maturity at June 30, 2018.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$793,314,265	—	—	$793,314,265
Short-Term Investments
Commercial Paper	—	$4,806,666	—	4,806,666
Joint Repurchase Agreements	—	33,888,202	—	33,888,202
Other Investment Companies	16,390,489	—	—	16,390,489

Total Investments in Securities	$809,704,754	$38,694,868	—	$848,399,622

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of June 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

3

AMG Managers Brandywine Blue Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2018

Shares		Cost	Value
Common Stocks - 94.2%
Consumer Discretionary
	Apparel Retail - 2.1%
40,960	The TJX Cos., Inc.	$3,562,568	$3,898,573
	Apparel, Accessories & Luxury Goods - 1.9%
22,738	PVH Corp.	3,660,482	3,404,333
	Homebuilding - 1.1%
48,080	D.R. Horton, Inc.	2,132,756	1,971,280
	Internet & Direct Marketing Retail - 9.5%
5,583	Amazon.com, Inc.*	4,476,567	9,489,984
1,955	Booking Holdings, Inc.*	3,712,498	3,962,961
9,468	Netflix, Inc.*	1,117,144	3,706,059
	Leisure Facilities - 2.4%
15,928	Vail Resorts, Inc.	3,479,722	4,367,298
	Movies & Entertainment - 2.4%
	Liberty Media Corp.-Liberty Formula
115,500	One, Class C*	3,739,173	4,288,515
	Restaurants - 2.5%
10,349	Chipotle Mexican Grill, Inc.*	3,452,056	4,464,248

Total Consumer Discretionary		29,332,966	39,553,251
	This sector is 34.8% above your Fund’s cost.
Financials
	Financial Exchanges & Data - 2.5%
27,025	CME Group, Inc.	2,538,801	4,429,938
	This sector is 74.5% above your Fund’s cost.
Health Care
	Biotechnology - 3.1%
54,025	Exact Sciences Corp.*	3,383,616	3,230,155
7,000	Regeneron Pharmaceuticals, Inc.*	2,431,782	2,414,930
	Health Care Equipment - 2.1%
62,300	Abbott Laboratories	3,825,105	3,799,677
	Life Sciences Tools & Services - 4.2%
99,765	QIAGEN, N.V. (Netherlands)*	3,616,660	3,607,503
18,700	Thermo Fisher Scientific, Inc.	2,890,097	3,873,518
	Managed Health Care - 2.3%
17,000	Anthem, Inc.	4,056,157	4,046,510
	Pharmaceuticals - 2.8%
60,060	Zoetis, Inc.	3,229,833	5,116,511

Total Health Care		23,433,250	26,088,804
	This sector is 11.3% above your Fund’s cost.
Industrials
	Air Freight & Logistics - 3.1%
55,200	XPO Logistics, Inc.*	5,532,456	5,529,936

Shares		Cost	Value
	Construction & Engineering - 1.6%
46,700	Jacobs Engineering Group, Inc.	$2,815,061	$2,964,983
	Trading Companies & Distributors - 1.8%
21,655	United Rentals, Inc.*	2,682,209	3,196,711
	Trucking - 1.7%
	Knight-Swift Transportation
81,865	Holdings, Inc.	3,695,124	3,128,062

Total Industrials		14,724,850	14,819,692
	This sector is 0.6% above your Fund’s cost.
Information Technology
	Application Software - 3.1%
41,060	Salesforce.com, Inc.*	3,187,379	5,600,584
	Data Processing & Outsourced Services - 9.4%
37,520	Global Payments, Inc.	2,696,027	4,183,105
20,700	Mastercard, Inc., Class A	3,608,354	4,067,964
34,550	Visa, Inc., Class A	2,485,668	4,576,147
51,000	Worldpay, Inc., Class A*	2,339,257	4,170,780
	Home Entertainment Software - 8.0%
61,045	Activision Blizzard, Inc.	3,265,429	4,658,954
39,703	Electronic Arts, Inc.*	4,271,620	5,598,917
35,550	Take-Two Interactive Software, Inc.*	3,455,163	4,207,698
	Internet Software & Services - 7.0%
4,807	Alphabet, Inc., Class A*	3,308,126	5,428,017
34,541	GrubHub, Inc.*	3,604,617	3,623,696
20,721	Spotify Technology SA (Sweden)*	3,207,294	3,486,101
	IT Consulting & Other Services - 2.0%
82,379	Booz Allen Hamilton Holding Corp.	3,654,782	3,602,434
	Semiconductors - 8.8%
277,977	Advanced Micro Devices, Inc.*,1	3,572,900	4,166,875
20,865	Broadcom, Inc.	1,716,293	5,062,684
33,920	Micron Technology, Inc.*	1,102,464	1,778,765
20,507	NVIDIA Corp.	1,776,598	4,858,108
	Systems Software - 7.0%
100,800	Microsoft Corp.	6,616,654	9,939,888
16,100	ServiceNow, Inc.*	1,388,838	2,776,767

Total Information Technology		55,257,463	81,787,484
	This sector is 48.0% above your Fund’s cost.
Materials
	Specialty Chemicals - 1.8%
35,380	Albemarle Corp.[1]	3,702,175	3,337,395
	This sector is 9.9% below your Fund’s cost.
Total Common Stocks		128,989,505	170,016,564

4

AMG Managers Brandywine Blue Fund
Schedule of Portfolio Investments (continued)

Principal Amount		Cost	Value
Short-Term Investments - 9.3%
Commercial Paper - 2.7%
$4,807,000	Autonation, Inc., 2.50%, 07/02/18[2]	$4,806,666	$4,806,666
Joint Repurchase Agreements - 2.1%[3]
1,000,000	Cantor Fitzgerald Securities, Inc., dated 06/29/18, due 07/02/18, 2.080% total to be received $1,000,173 (collateralized by various U.S. Government Agency Obligations, 1.691% - 8.500%, 07/25/18 - 06/15/53, totaling $1,020,000)	1,000,000	1,000,000
1,000,000	Jefferies LLC, dated 06/29/18, due 07/02/18, 2.000% total to be received $1,000,167 (collateralized by various U.S. Government Agency Obligations, 0.000% - 2.375%, 07/05/18 - 09/09/49, totaling $1,020,000)	1,000,000	1,000,000
896,588	MUFG Securities America, Inc., dated 06/29/18, due 07/02/18, 2.120% total to be received $896,746 (collateralized by various U.S. Government Agency Obligations, 2.430% - 6.000%, 02/01/21 - 10/15/58, totaling $914,520)	896,588	896,588

Principal Amount		Cost	Value
$1,000,000	NBC Global Finance Ltd., dated 06/29/18, due 07/02/18, 1.950% total to be received $1,000,163 (collateralized by various U.S. Government Agency Obligations, 0.000% - 3.625%, 01/31/20 - 09/09/49, totaling $1,020,003)	$1,000,000	$1,000,000

	Total Joint Repurchase Agreements	3,896,588	3,896,588
Shares
Other Investment Companies - 4.5%
8,088,667	Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.81%[4]	8,088,667	8,088,667

Total Short-Term Investments		16,791,921	16,791,921
Total Investments - 103.5%		$145,781,426	186,808,485
Other Assets, less Liabilities - (3.5%)			(6,338,451)
Total Net Assets - 100.0%			$180,470,034

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $3,783,852 or 2.1% of net assets, were out on loan to various brokers.
[2]	Represents yield to maturity at June 30, 2018.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$170,016,564	-	-	$170,016,564
Short-Term Investments
Commercial Paper	-	$4,806,666	-	4,806,666
Joint Repurchase Agreements	-	3,896,588	-	3,896,588
Other Investment Companies	8,088,667	-	-	8,088,667

Total Investments in Securities	$178,105,231	$8,703,254	-	$186,808,485

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of June 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

5

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

6

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Keitha L. Kinne

Keitha L. Kinne, Principal Executive Officer

Date: July 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne

Keitha L. Kinne, Principal Executive Officer

Date: July 25, 2018

By:	/s/ Thomas Disbrow

Thomas Disbrow, Principal Financial Officer

Date: July 25, 2018